Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Nov. 01, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
C000206025
Account Value [Line Items]
Line Graph and Table Measure Name	Catalyst Enhanced Income Strategy Fund
Account Value	$ 11,114	$ 10,973	$ 11,180		$ 11,750	$ 11,994	$ 11,168	$ 10,668	$ 9,425
C000206026
Account Value [Line Items]
Line Graph and Table Measure Name	Catalyst Enhanced Income Strategy Fund
Account Value	$ 11,222	11,163	11,460		12,138	12,480	11,706	11,275	10,000
C000206024
Account Value [Line Items]
Line Graph and Table Measure Name	Catalyst Enhanced Income Strategy Fund
Account Value	$ 11,980	11,798	11,991		12,571	12,800	11,891	11,332	10,000
C000143109
Account Value [Line Items]
Line Graph and Table Measure Name	Catalyst Insider Income Fund
Account Value	$ 13,251	12,370	11,471		10,955	11,915	11,120	10,826		$ 10,404	$ 10,074	$ 9,753	$ 10,000
C000143110
Account Value [Line Items]
Line Graph and Table Measure Name	Catalyst Insider Income Fund
Account Value	$ 12,319	11,600	10,837		10,427	11,428	10,733	10,539		10,182	9,921	9,684	10,000
C000143111
Account Value [Line Items]
Line Graph and Table Measure Name	Catalyst Insider Income Fund
Account Value	$ 13,603	12,682	11,731		11,175	12,120	11,280	10,962		10,492	10,122	9,767	10,000
C000121700
Account Value [Line Items]
Line Graph and Table Measure Name	Catalyst/CIFC Senior Secured Income Fund
Account Value	$ 15,660	14,600	13,119		12,023	12,512	11,470	11,477		11,011	10,239	9,454	10,000
C000121701
Account Value [Line Items]
Line Graph and Table Measure Name	Catalyst/CIFC Senior Secured Income Fund
Account Value	$ 14,544	13,646	12,365		11,416	11,970	11,053	11,143		10,769	10,099	9,380	10,000
C000240463
Account Value [Line Items]
Line Graph and Table Measure Name	Catalyst/CIFC Senior Secured Income Fund
Account Value	$ 12,631	11,852	10,741	$ 10,000
C000121702
Account Value [Line Items]
Line Graph and Table Measure Name	Catalyst/CIFC Senior Secured Income Fund
Account Value	$ 16,088	14,946	13,411		12,246	12,728	11,641	11,617		11,117	10,314	9,478	10,000
C000102758
Account Value [Line Items]
Line Graph and Table Measure Name	Catalyst/MAP Global Balanced Fund
Account Value	$ 14,779	13,259	12,604		12,189	12,817	10,878	11,246		10,784	10,358	9,519	9,425
C000102759
Account Value [Line Items]
Line Graph and Table Measure Name	Catalyst/MAP Global Balanced Fund
Account Value	$ 14,518	13,141	12,583		12,264	12,987	11,112	11,567		11,181	10,820	10,016	10,000
C000142549
Account Value [Line Items]
Line Graph and Table Measure Name	Catalyst/MAP Global Balanced Fund
Account Value	$ 16,084	14,405	13,648		13,176	13,813	11,694	12,061		11,536	11,042	10,117	10,000
C000064375
Account Value [Line Items]
Line Graph and Table Measure Name	Catalyst/SMH High Income Fund
Account Value	$ 16,411	14,999	13,197		12,004	14,508	11,587	11,765		11,494	10,762	9,074	10,000
C000064376
Account Value [Line Items]
Line Graph and Table Measure Name	Catalyst/SMH High Income Fund
Account Value	$ 15,243	14,042	12,452		11,382	13,866	11,156	11,414		11,264	10,600	9,030	10,000
C000128969
Account Value [Line Items]
Line Graph and Table Measure Name	Catalyst/SMH High Income Fund
Account Value	$ 16,824	15,380	13,463		12,215	14,727	11,733	11,883		11,610	10,817	9,123	10,000
C000064377
Account Value [Line Items]
Line Graph and Table Measure Name	Catalyst/SMH Total Return Income Fund
Account Value	$ 18,514	17,798	15,539		14,254	16,560	11,411	12,334		11,822	11,307	8,940	10,000
C000064378
Account Value [Line Items]
Line Graph and Table Measure Name	Catalyst/SMH Total Return Income Fund
Account Value	$ 17,147	16,610	14,640		13,532	15,813	10,968	11,973		11,535	11,139	8,871	10,000
C000128970
Account Value [Line Items]
Line Graph and Table Measure Name	Catalyst/SMH Total Return Income Fund
Account Value	$ 18,972	18,189	15,869		14,516	16,795	11,558	12,492		11,916	11,365	8,960	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,126	10,489	10,220		10,317	11,500	11,539	10,611	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,126	10,489	10,220		10,317	11,500	11,539	10,611	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,126	10,489	10,220		10,317	11,500	11,539	10,611	10,000
Bloomberg 1-3 Year US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year US Government/Credit Index
Account Value	$ 12,006	11,333	10,807		10,750	11,148	11,099	10,651		10,215	10,194	10,159	10,000
Bloomberg 1-3 Year US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year US Government/Credit Index
Account Value	$ 12,006	11,333	10,807		10,750	11,148	11,099	10,651		10,215	10,194	10,159	10,000
Bloomberg 1-3 Year US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year US Government/Credit Index
Account Value	$ 12,006	11,333	10,807		10,750	11,148	11,099	10,651		10,215	10,194	10,159	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,904	11,222	10,934		11,038	12,304	12,345	11,353		10,525	10,567	10,600	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,904	11,222	10,934		11,038	12,304	12,345	11,353		10,525	10,567	10,600	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,447	10,792	10,515	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,904	11,222	10,934		11,038	12,304	12,345	11,353		10,525	10,567	10,600	10,000
MSCI ACWI VALUE Gross (USD)
Account Value [Line Items]
Account Value	21,773	18,696	16,292		14,701	15,887	11,404	12,835		12,208	11,500	9,597	10,000
MSCI ACWI VALUE Gross (USD)
Account Value [Line Items]
Account Value	21,773	18,696	16,292		14,701	15,887	11,404	12,835		12,208	11,500	9,597	10,000
MSCI ACWI VALUE Gross (USD)
Account Value [Line Items]
Account Value	$ 21,773	18,696	16,292		14,701	15,887	11,404	12,835		12,208	11,500	9,597	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,904	11,222	10,934		11,038	12,304	12,345	11,353		10,525	10,567	10,600	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,904	11,222	10,934		11,038	12,304	12,345	11,353		10,525	10,567	10,600	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,904	11,222	10,934		11,038	12,304	12,345	11,353		10,525	10,567	10,600	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,936	31,204	25,053		20,948	23,436	16,645	15,483		14,023	12,260	10,399	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,936	31,204	25,053		20,948	23,436	16,645	15,483		14,023	12,260	10,399	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,936	31,204	25,053		20,948	23,436	16,645	15,483		14,023	12,260	10,399	10,000
Bloomberg U.S. Mortgage Backed Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Mortgage Backed Securities Index
Account Value	$ 10,682	10,028	9,821		9,972	10,962	11,008	10,417	10,000
Bloomberg U.S. Mortgage Backed Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Mortgage Backed Securities Index
Account Value	$ 10,682	10,028	9,821		9,972	10,962	11,008	10,417	10,000
Bloomberg U.S. Mortgage Backed Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Mortgage Backed Securities Index
Account Value	$ 10,682	10,028	9,821		9,972	10,962	11,008	10,417	$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,904	11,222	10,934		11,038	12,304	12,345	11,353		10,525	10,567	10,600	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,904	11,222	10,934		11,038	12,304	12,345	11,353		10,525	10,567	10,600	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,904	11,222	10,934		11,038	12,304	12,345	11,353		10,525	10,567	10,600	10,000
Morningstar LSTA U.S. Leveraged Loan 100 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA U.S. Leveraged Loan 100 Index
Account Value	$ 16,168	15,001	13,541		12,114	12,648	11,565	11,619		11,148	10,747	10,069	10,000
Morningstar LSTA U.S. Leveraged Loan 100 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA U.S. Leveraged Loan 100 Index
Account Value	$ 16,168	15,001	13,541		12,114	12,648	11,565	11,619		11,148	10,747	10,069	10,000
Morningstar LSTA U.S. Leveraged Loan 100 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA U.S. Leveraged Loan 100 Index
Account Value	$ 12,926	11,993	10,826	$ 10,000
Morningstar LSTA U.S. Leveraged Loan 100 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA U.S. Leveraged Loan 100 Index
Account Value	$ 16,168	15,001	13,541		12,114	12,648	11,565	11,619		11,148	10,747	10,069	10,000
50% - ICE BofAML 1-3 Year / 50% - MSCI ACWI Gross
Account Value [Line Items]
Account Value	19,073	17,086	15,142		13,845	15,296	12,820	12,303		11,613	10,965	9,977	10,000
50% - ICE BofAML 1-3 Year / 50% - MSCI ACWI Value Gross
Account Value [Line Items]
Account Value	17,049	15,290	13,858		13,032	13,777	11,564	11,909		11,309	10,934	9,932	10,000
ICE BofA U.S. Corporates A-AAA Rated, 1-3 Years
Account Value [Line Items]
Account Value	12,684	11,908	11,262		11,111	11,542	11,415	10,892		10,389	10,331	10,224	10,000
MSCI ACWI Gross (USD)
Account Value [Line Items]
Account Value	27,257	23,358	19,478		16,629	19,648	14,047	13,686		12,872	11,564	9,683	10,000
MSCI ACWI Gross (USD)
Account Value [Line Items]
Account Value	27,257	23,358	19,478		16,629	19,648	14,047	13,686		12,872	11,564	9,683	10,000
50% - ICE BofAML 1-3 Year / 50% - MSCI ACWI Gross
Account Value [Line Items]
Account Value	19,073	17,086	15,142		13,845	15,296	12,820	12,303		11,613	10,965	9,977	10,000
50% - ICE BofAML 1-3 Year / 50% - MSCI ACWI Value Gross
Account Value [Line Items]
Account Value	17,049	15,290	13,858		13,032	13,777	11,564	11,909		11,309	10,934	9,932	10,000
ICE BofA U.S. Corporates A-AAA Rated, 1-3 Years
Account Value [Line Items]
Account Value	12,684	11,908	11,262		11,111	11,542	11,415	10,892		10,389	10,331	10,224	10,000
MSCI ACWI Gross (USD)
Account Value [Line Items]
Account Value	27,257	23,358	19,478		16,629	19,648	14,047	13,686		12,872	11,564	9,683	10,000
50% - ICE BofAML 1-3 Year / 50% - MSCI ACWI Gross
Account Value [Line Items]
Account Value	19,073	17,086	15,142		13,845	15,296	12,820	12,303		11,613	10,965	9,977	10,000
50% - ICE BofAML 1-3 Year / 50% - MSCI ACWI Value Gross
Account Value [Line Items]
Account Value	17,049	15,290	13,858		13,032	13,777	11,564	11,909		11,309	10,934	9,932	10,000
ICE BofA U.S. Corporates A-AAA Rated, 1-3 Years
Account Value [Line Items]
Account Value	$ 12,684	11,908	11,262		11,111	11,542	11,415	10,892		10,389	10,331	10,224	10,000
ICE BofA High Yield U.S. Corporates Cash Pay
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA High Yield U.S. Corporates Cash Pay Index
Account Value	$ 16,762	15,198	13,764		12,631	14,448	12,512	12,646		11,752	11,466	10,170	10,000
ICE BofA High Yield U.S. Corporates Cash Pay
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA High Yield U.S. Corporates Cash Pay Index
Account Value	$ 16,762	15,198	13,764		12,631	14,448	12,512	12,646		11,752	11,466	10,170	10,000
ICE BofA High Yield U.S. Corporates Cash Pay
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA High Yield U.S. Corporates Cash Pay Index
Account Value	$ 16,762	15,198	13,764		12,631	14,448	12,512	12,646		11,752	11,466	10,170	10,000
ICE BofA High Yield U.S. Corporates Cash Pay
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA High Yield U.S. Corporates Cash Pay Index
Account Value	$ 16,762	15,198	13,764		12,631	14,448	12,512	12,646		11,752	11,466	10,170	10,000
ICE BofA High Yield U.S. Corporates Cash Pay
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA High Yield U.S. Corporates Cash Pay Index
Account Value	$ 16,762	15,198	13,764		12,631	14,448	12,512	12,646		11,752	11,466	10,170	10,000
ICE BofA High Yield U.S. Corporates Cash Pay
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA High Yield U.S. Corporates Cash Pay Index
Account Value	$ 16,762	$ 15,198	$ 13,764		$ 12,631	$ 14,448	$ 12,512	$ 12,646		$ 11,752	$ 11,466	$ 10,170	$ 10,000